N-2	12 Months Ended
Mar. 31, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001976685
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Institutional Investment Strategy Fund
Founder Class
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 12.02
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,027,906
Investor Class
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 12.04
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	5,642